Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (2,367)	$ (4,973)	$ (35,273)	$ (12,204)	$ (18,879)
Depreciation	7,804	8,413	32,896	34,200	31,459
Amortization of deferred financing costs	0	707	2,320	2,706	2,660
Amortization of Intangible Assets	548	872	3,486	5,306	12,431
Amortization of bond premium	0	(308)	(840)	(1,146)	(1,024)
Provision for Doubtful Accounts	1,151	566		2,335	5,100
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts			1,630	0	0
Write-off of costs incurred in connection with initial public offering			0	0	3,669
Write-off of leasehold improvements in connection with early termination of lease			0	237	0
Stock-based Compensation			0	0	59
Deferred income taxes	242	242	969	969	969
Other			(181)	207	38
Other	(338)	(171)
Accounts receivable	84	1,934	3,155	481	355
Other current assets	1,732	(1,118)	342	1,004	258
Other assets	58	(253)	(1,071)	(890)	561
Accounts payable	870	(724)	(3,672)	(4,326)	3,235
Accrued expenses, other current liabilities and taxes payable	(1,490)	(11,139)	7,864	(1,970)	(9,495)
Deferred revenues	(46)	(12)	(449)	(443)	(770)
Deferred rent payable	10	221	295	1,441	(257)
Net cash provided by operating activities	8,258	(5,743)	12,760	27,907	30,369
Purchases of property and equipment	(5,498)	(6,501)	(20,789)	(30,290)	(29,879)
Cash paid to acquire the assets of Common Voices	(546)	0
Purchases of investment securities	0	(27,135)	(41,034)	(49,248)	(116,325)
Sales of investment securities	0	27,135	54,601	49,240	126,334
Other	(2)	632	591	498	(1,016)
Net cash used in investing activities	(6,046)	(5,869)	(6,631)	(29,800)	(20,886)
Proceeds from revolving credit facility	5,000	0
Repayments of revolving credit facility	(5,000)	(1,000)	(17,122)	0	(6,378)
Proceeds from DIP Credit Facility			15,900	0	0
Repayments of DIP credit facility			(15,900)	0	0
Proceeds from capital lease financing	73	19	191	2,348	3,479
Payments on capital lease obligations			(1,886)	(2,735)	(3,355)
Payments on capital lease obligations	(482)	(538)
Other			(500)	0	0
Net cash used in financing activities	(409)	(1,519)	(19,317)	(387)	(6,254)
Net increase (decrease) in cash and cash equivalents	1,803	(13,131)	(13,188)	(2,280)	3,229
Cash and Cash Equivalents, at beginning of year	9,736	22,924	22,924	25,204	25,204
Cash and Cash Equivalents, at end of year	11,539	9,793	9,736	22,924	25,204
Cash paid during the year for interest			25,347	36,004	35,955
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization			316,209	0	0
Issuance of 10.5% senior secured notes (New Notes) in connection with reorganization			150,000	0	0
Issuance of new common stock and warrants in connection with reorganization			166,324	0	0
Income Taxes Paid			$ 255	$ 378	$ 319